Loans and other borrowings	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Loans and other borrowings
21. Loans and other borrowin
gs

	Maturity date	Discount at issue %	2024 $m	2023 $m

Current

Bank overdrafts (note 17 )	n/a	n/a	17	44

€ 500m 1.625% bonds 2024	8 October 2024	0.437	–	555

£300m 3.75% bonds 2025	14 August 2025	0.986	381	–

			398	599

Non-current

£300m 3.75% bonds 2025	14 August 2025	0.986	–	387

£350m 2.125% bonds 2026	24 August 2026	0.550	441	449

€ 500m 2.125% bonds 2027	15 May 2027	0.470	526	559

£400m 3.375% bonds 2028	8 October 2028	1.034	502	509

€ 600m 4.375% bonds 2029	28 November 2029	0.098	623	663

€ 750m 3.625% bonds 2031	27 September 2031	0.116	784	–

			2,876	2,567

Total loans and other borrowings			3,274	3,166

Denominated in the following currencies:

Sterling			1,324	1,345

US dollars			16	44

Euros			1,933	1,777

Other			1	–

			3,274	3,166
Bonds
Interest is payable annually on the dates in the table, at the rates stated.
Revolving Credit Facility (‘RCF’)
The $1,350m facility matures in 2029. A variable rate of interest is payable on amounts drawn. There were no amounts drawn as at 31 December 2024 or 31 December 2023.
The Group has no uncommitted facilities at 31 December 2024 (2023: $nil).